Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SharpLink Gaming Ltd.,
Entity Central Index Key	0001025561
Entity Tax Identification Number	87-4752260
Entity Address, Address Line One	333 Washington Ave. N
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	293-0619
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false